SIGNIFICANT ACCOUNTING POLICIES (Schedule of Losses Reclassified Out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	$ 299,290	$ 257,751	$ 194,436
Research and development	3,052	2,628	2,002
Marketing and selling	59,521	55,870	51,209
General and administrative	36,612	36,111	32,904
Net income	(79,458)	(80,259)	$ (64,353)
Reclassification of AOCI [Member] | Cash Flow Hedge [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	1,105	692
Research and development	27	17
Marketing and selling	109	67
General and administrative	123	58
Net income	$ 1,364	$ 834